Offerings - Offering: 1	Nov. 07, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, payment of all registration fees for the Registration Statement on Form S-3 (File No. 333-289467) filed on August 11, 2025 was initially deferred and is paid herewith. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registrant is registering shares of common stock having a proposed maximum aggregate offering price of $750,000,000 pursuant to this prospectus supplement.